Income Taxes (Tables)	6 Months Ended
Jun. 30, 2013
Schedule of Income Tax Expense

Income tax expense was as follows:

For the Six Months Ended June 30, 2013
Current income tax expense	$2,005
Initial recording of deferred tax benefit	(1,760)

Income tax expense, as reported	$245

Effective tax rate	4.0%

Schedule of Deferred Tax Assets and Liabilities

Components of deferred tax assets and liabilities are as follows:

June 30, 2013
Deferred tax assets:
Allowance for loan losses	$4,464
NOL carryforwards from acquisitions	1,229
Net unrealized loss on available for sale securities	970
Acquired loan fair market value adjustments	838
Restricted stock	790
Bonus accrual	267
Other real estate owned	393
Nonaccrual loans	70
Other	50

9,071

Deferred tax liabilities:
Premises and equipment	(4,450)
Core deposit intangibles	(1,015)
Securities	(100)
FHLB stock	(62)

(5,627)

Net deferred tax asset	$3,444